Inventories (Details) - USD ($)	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Raw materials		$ 41,725	$ 18,283
Finished goods		27,955	11,420
Inventory, Net	$ 52,880	$ 69,680	$ 29,703